PER SHARE INFORMATION	6 Months Ended
Jun. 30, 2011
PER SHARE INFORMATION
NOTE 13. PER SHARE INFORMATION:

Basic earnings per share (“Basic EPS”) of common stock is computed by dividing the net income by the weighted-average number of shares of common stock outstanding.  Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. U.S. GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Condensed Consolidated Statements of Operations.  Common stock equivalents totaling 86,817,432 and 74,082,932 were excluded from the computation of Diluted EPS for the six month periods ended June 30, 2011 and 2010, respectively, as their effect on the computation of Diluted EPS would have been anti-dilutive.

	Six Months Ended June 30,
	2011	2010
Numerator:
Net loss	$(111,632)	$(4,808,087)

Denominator:
Weighted-average shares of common stock outstanding	344,881,070	275,358,110
Dilutive effect of stock warrants and stock options	-	-
Weighted-average shares of common stock outstanding, assuming dilution	344,881,070	275,358,110

Net loss per share:
Basic and diluted	$(0.00)	$(0.02)